Leases (Details)	Jun. 30, 2025
Leases [Line Items]
Finance lease agreement	36 months
Operating Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements	72 months
Operating Lease Agreements Two [Member]
Leases [Line Items]
Operating lease agreements	60 months
Operating Lease Agreements Three [Member]
Leases [Line Items]
Operating lease agreements	12 months